Consolidated Balance Sheets - USD ($)	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Current Assets
Cash and cash equivalents	$ 3,374,683	$ 4,423,965	$ 337,424
Prepaid expenses	86,133	8,336	35,384
Deposits	1,500	1,500	1,500
Other receivable	45,587	8,787	22,127
Total Current Assets	3,507,903	4,442,588	396,435
Equipment, net of accumulated depreciation	598	721	563
Intangible asset	2,039,417	2,039,417
TOTAL ASSETS	5,547,918	6,482,726	396,998
Current Liabilities
Accounts payable and accrued liabilities	574,530	348,863	529,272
Due to related parties	10,024	3,732	2,700
Derivative liability		29,501
Total Current Liabilities	584,554	1,021,513	531,972
Stock payable		639,417
STOCKHOLDERS' EQUITY
Preferred Stock
Common Stock	3,426	3,354	1,750
Additional paid-in capital	11,070,517	10,278,421	2,514,136
Accumulated deficit	(6,117,117)	(4,810,756)	(2,638,580)
Accumulated other comprehensive loss	6,538	(9,806)	(12,280)
Total Stockholders' Equity	4,963,364	5,461,213	(134,974)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,547,918	$ 6,482,726	$ 396,998